Stockholders Equity and Earnings per Share	12 Months Ended
Sep. 30, 2012
Stockholders Equity and Earnings Per Share [Abstract]
Stockholders Equity and Earnings per Share [Text Block]

Note 7.  Stockholders' Equity and Earnings per Share

The authorized capital stock of the Company consists of 600,000,000 shares of common stock, par value $0.01 per share (the “Common Stock”), and 10,000,000 shares of preferred stock, par value $0.01 per share (the “Preferred Stock”).

The board of directors is authorized to provide for the issuance of shares of Preferred Stock in one or more series with various designations, preferences and relative, participating, optional or other special rights and qualifications, limitations or restrictions. Except as required by law, or as otherwise provided by the board of directors of the Company, the holders of Preferred Stock will have no voting rights and will not be entitled to notice of meetings of stockholders. Holders of Preferred Stock will be entitled to receive, when declared by the board of directors, out of legally available funds, dividends at the rates fixed by the board of directors for the respective series of Preferred Stock, and no more, before any dividends will be declared and paid, or set apart for payment, on Common Stock with respect to the same dividend period. No shares of Preferred Stock have been issued as of September 30, 2012.

The holders of the Company's Common Stock are entitled to one vote per share and have the exclusive right to vote for the board of directors and for all other purposes as provided by law. Subject to the rights of holders of the Company's Preferred Stock, holders of Common Stock are entitled to receive ratably on a per share basis such dividends and other distributions in cash, stock or property of the Company as may be declared by the board of directors from time to time out of the legally available assets or funds of the Company.

The following table illustrates the components of accumulated other comprehensive loss, net of income taxes, as of September 30, 2012 and 2011 (in thousands):

	September 30,
	2012	2011
Pension and postretirement adjustments (See Note 8)	$ (45,828)	$ (47,366)
Foreign currency translation	13,337	(2,501)
Other	(166)	(274)
Total accumulated other comprehensive loss	$ (32,657)	$ (50,141)

In November 2008, the Company's board of directors authorized a program allowing the Company to purchase up to $500 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2009, the Company purchased 23.3 million shares of Common Stock under this program for a total of $431.9 million. During the fiscal year ended September 30, 2010, the Company purchased 2.8 million shares of its Common Stock for a total of $68.1 million to complete its authorization under this program.

In November 2009, the Company's board of directors authorized a program allowing the Company to purchase up to $500 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2010, the Company purchased 14.4 million shares of its Common Stock under this program for a total of $401.9 million. During the fiscal year ended September 30, 2011, the Company purchased 3.2 million shares of its Common Stock for a total of $98.1 million to complete its authorization under this program.

In September 2010, the Company's board of directors authorized a program allowing the Company to purchase up to $500 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2011, the Company purchased 13.3 million shares of its Common Stock for a total of $500.0 million to complete its authorization under this program.

In August 2011, the Company's board of directors authorized a program allowing the Company to purchase up to $750 million of its outstanding shares of Common Stock, subject to market conditions. During the fiscal year ended September 30, 2011, the Company purchased 6.6 million shares of its Common Stock for a total of $250.0 million. During the fiscal year ended September 30, 2012, the Company purchased 13.4 million shares of its Common Stock for $500.0 to complete its authorization under this program.

In May 2012, the Company's board of directors authorized a new program allowing the Company to purchase up to $750 million of its outstanding shares of common stock, subject to market conditions. On August 13, 2012, the Company entered into an Accelerated Share Repurchase (“ASR”) transaction with a financial institution and paid $650 million for an initial delivery of 16.8 million shares. The initial payment of $650 million funded stock purchases of $647.2 million, $2.0 million of previously declared dividends that were scheduled to be paid on September 4, 2012, and $0.8 million in other fees. The number of shares ultimately purchased was based on the volume-weighted average price of the Company's Common Stock during the term of the ASR. The ASR transaction was settled on October 9, 2012, at which time the Company received 0.1 million incremental shares. In addition to the ASR transaction, during the fiscal year ended September 30, 2012, the Company purchased 0.2 million of its Common Stock for a total of $5.9 million. The Company had $96.9 million of availability remaining under this share repurchase program as of September 30, 2012.

On December 30, 2011, the Company retired 238.8 million shares of its treasury stock.

Basic earnings per share is computed on the basis of the weighted average number of shares of Common Stock outstanding during the periods presented. Diluted earnings per share is computed on the basis of the weighted average number of shares of Common Stock outstanding during the periods plus the dilutive effect of stock options and restricted stock. The following table (in thousands) is a reconciliation of the numerator and denominator of the computation of basic and diluted earnings per share.

	September 30,
	2012	2011	2010
Weighted average common shares outstanding — basic	252,906	272,471	282,258
Effect of dilutive securities — stock options and restricted stock	3,997	5,246	4,988
Weighted average common shares outstanding — diluted	256,903	277,717	287,246

The potentially dilutive employee stock options that were antidilutive for fiscal 2012, 2011, and 2010 were 2.1 million, 2.0 million, and 2.1 million, respectively.